Leases - Summary of Maturities of lease liabilities (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
2025	¥ 86,876
2026	70,340
2027	63,502
2028	78,147
2029	81,141
2030 and thereafter	465,432
Total future undiscounted lease payments	845,438
Less: imputed interest	196,219
Total present value of lease liabilities	¥ 649,219